Business combinations - Schedule of Assets and Liabilities Assumed in Sazaby League Business Combination (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 04, 2022 CAD ($)	Mar. 31, 2024 CAD ($)	Apr. 02, 2023 CAD ($)	Apr. 03, 2022 CAD ($)	Apr. 04, 2022 JPY (¥)
Assets acquired
Goodwill		$ 70.8	$ 63.9	$ 53.1
Consideration
Net cash (outflow) inflow from business combination		$ (15.9)	2.8	$ 0.0
Canada Goose Japan, K.K.
Assets acquired
Cash	$ 5.4
Inventories	27.3
Property, plant and equipment	1.2
Intangible assets	14.9		14.9
Right-of-use assets	3.3
Goodwill	10.8		$ 10.8
Other assets	2.4
Assets acquired	65.3
Liabilities assumed
Bank loan	19.4
Lease liabilities	3.2
Warranty provision	0.3
Liabilities assumed	22.9
Total identifiable net assets acquired	42.4
Less: Deferred tax liability	(8.1)
Less: Non-controlling interests	(11.7)
Net assets acquired	22.6
Consideration
Cash transferred	2.6				¥ 250.0
Contingent consideration recognised as of acquisition date	20.0				1,958.9
Total purchase consideration	22.6				¥ 2,208.9
Net cash (outflow) inflow from business combination	$ 2.8